Summary of accounting policies	6 Months Ended
Jun. 30, 2025
Summary Of Significant Accounting Policies [Abstract]
Summary of accounting policies

Note 2. Summary of accounting policies

The interim condensed consolidated financial statements of Oatly Group AB for the three and six months ended June 30, 2025 and 2024 have been prepared in accordance with IAS 34 Interim Financial Reporting. The Group has prepared the financial statements on the basis that it will continue to operate as a going concern, and there is a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, and not less than 12 months from the end of the reporting period. In forming this judgment the Group has taken into consideration principal conditions, events and assumptions in relation to the Group’s ability to meet its financial covenants and other obligations. The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period.

The interim financial information reflects all normal recurring adjustments that are, in the opinion of management, necessary to fairly present the information set forth herein. The interim condensed consolidated financial statements should be read in conjunction with the Group’s consolidated financial statements for the year ended December 31, 2024, as they do not include all the information and disclosures required in the annual consolidated financial statements. Interim results are not necessarily indicative of the results for a full year. The interim condensed consolidated financial statements are presented in thousands of U.S. dollars, unless otherwise stated.

On February 18, 2025, the Company completed a ratio change whereby the ratio of the Company’s American Depositary Shares (“ADSs”) to ordinary shares was changed from one ADS representing one ordinary share to one ADS representing twenty ordinary shares (the “ADS Ratio Change”). All numbers in these interim condensed consolidated financial statements, including references to price per ADS and a specific number of ADSs, restricted stock units (“RSUs”) or stock options, reflect an ADS to ordinary share ratio of 1:20 (unless the context clearly indicates otherwise).

New and amended standards and interpretations issued but not yet adopted

There are no IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting standards”) that are expected to have a material impact on the Group in the current or future reporting periods or on foreseeable future transactions, other than those included in the 2024 Annual Report.